UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:   September 30, 2006.

Check here if Amendment [  ]; Amendment Number:
	This Amendment (Check only one.):	[  ] is a restatement.
				[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Jeffrey Auxier
Address:   Auxier Asset Management LLC
           5000 SW Meadows Rd, Ste 410
	   Lake Oswego, OR 97035
Form 13F File Number: 28-  not assigned

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lillian Walker
Title:	Operations/Compliance Manager
Phone:	1-503-885-8807

Signature, Place and Date of Signing:


Lillian Walker      Lake Oswego, OR     11/01/2006
[Signature]	     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported on this report.)

[ ] 13F NOTICE. (Check here if n o holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in the report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


	Form 13F File Number	Name
                         N/A


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      100

Form 13F Information Table Value Total:     104,521
               		                  (thousands)

List of Other Included Mangers:

Provide a numbered list of the name(s) and Form
13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no enties in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	___	28-________________	_________






Auxier Asset Management LLC
Form 13F Information Table
30-September-2006



Title of

Value
SHRS
OR
Investm
ent
Other
Voting
Authority


Name of Issuer
Class
CUSIP
(x$10
00)
PRN
AMT
Discretio
n
Manager
s
Sole
Shared
None

AES CORP
COM
00130H105
253
"12,428"
SOLE
N/A
"12,428"
0
0

Agco Corp
COM
001084102
1,394
"55,000"
Sole
N/A
"55,000"
0
0

AON Corp
COM
037389103
488
"14,407"
Sole
N/A
"14,407"
0
0

Alberto Culver Co.
COM
013068101
212
"4,200"
Sole
N/A
"4,200"
0
0

Alkermes Inc
COM
01642t108
576
"36,350"
Sole
N/A
"36,350"
0
0

Alliance One Intl Inc
Com
018722103
1,646
"401,450"
Sole
N/A
"401,450"
0
0

Altria Group, Inc
COM
02209S103
7,220
"94,320"
Sole
N/A
"94,320"
0
0

Amazon Com Inc.
023135106
324
"10,075"
Sole
N/A
"10,075"
0
0

American Express Co.
COM
025816109
356
"6,345"
Sole
N/A
"6,345"
0
0

Amex Fin. Select Spdr
SBI INT_FNL
81369Y605
227
"6,550"
Sole
N/A
"6,550"
0
0

American Intl Group Inc.
COM
026874107
1,824
"27,521"
Sole
N/A
"27,521"
0
0

Amgen
Com
031162100
391
"5,460"
Sole
N/A
"5,460"
0
0

Anheuser-Busch Co Inc
Com
035229103
2,038
"42,900"
Sole
N/A
"42,900"
0
0

Apollo Group
CL A
037604105
1,539
"31,250"
Sole
N/A
"31,250"
0
0

Assurant
Com
04621X108
216
"4,050"
Sole
N/A
"4,050"
0
0

AT&T Inc
Com
00206R102
349
"10,708"
Sole
N/A
"10,708"
0
0

Avon Products Inc
Com
054303102
732
"23,875"
Sole
N/A
"23,875"
0
0

Bank of America Corp.
Com
060505104
2,547
"47,553"
Sole
N/A
"47,553"
0
0

Bausch & Lomb Inc
Com
071707103
952
"19,000"
Sole
N/A
"19,000"
0
0

Berkshire Hathaway Inc
CL B
08467207
854
"269"
Sole
N/A
"269"
0
0

BioScrip Inc
Com
09069N108
219
"72,528"
Sole
N/A
"72,528"
0
0

Bisys Group Inc.
COM
055472104
400
"36,850"
Sole
N/A
"36,850"
0
0

Blount Intl
com
095180105
540
"53,900"
Sole
N/A
"53,900"
0
0

Boeing Co.
COM
097023105
556
"7,057"
Sole
N/A
"7,057"
0
0

Boston Scientific Corp
Com
101137107
1,728
"116,816"
Sole
N/A
"116,816"
0
0

Career Education Corp
Com
141665109
318
"14,150"
Sole
N/A
"14,150"
0
0

CVS Corp
COM
126650100
1,531
"47,680"
Sole
N/A
"47,680"
0
0

Chevron Texaco Corp
COM
166764100
1,784
"27,498"
Sole
"27,498"
0
0

Citigroup
COM
172967101
6,500
"130,863"
Sole
N/A
"130,863"
0
0

City Bank Lynnwood
COM
17770A109
741
"15,756"
Sole
N/A
"15,756"
0
0

Coca Cola Co
Com
191216100
2,813
"62,960"
Sole
N/A
"62,960"
0
0

Comcast Corp. A
COM
20030N101
641
"17,370"
Sole
N/A
"17,370"
0
0

ConocoPhillips
COM
20825C104
935
"15,750"
Sole
N/A
"15,750"
0
0

Costco Whsl Corp New
COM
22160k105
1,411
"28,400"
Sole
N/A
"28,400"
0
0

Coventry Health Care Inc
Com
222862104
1,513
"29,375"
Sole
N/A
"29,375"
0
0

Dell Corp
COM
24702R101
708
"31,000"
Sole
N/A
"31,000"
0
0

Diageo PLC
SPON ADR NEW
25243Q205
1,931
"27,183"
Sole
N/A
"27,183"
0
0

Dow Cheimcal Co
COM
260543103
2,235
"57,330"
Sole
N/A
"57,330"
0
0

Duke Energy Corp
COM
264399106
484
"16,026"
Sole
N/A
"16,026"
0
0

Du Pont EI De Nemours & Co
COM
263534109
795
"18,550"
Sole
N/A
"18,550"
0
0

Efunds Corp
COM
28224R101
1,377
"56,955"
Sole
N/A
"56,955"
0
0

Express Scripts Inc
Com
302182100
770
"10,200"
Sole
N/A
"10,200"
0
0

Exxon Mobil Corp
COM
30231G102
779
"11,604"
Sole
N/A
"11,604"
0
0

Family Dlr Stores Inc.
Com
307000109
785
"26,850"
Sole
N/A
"26,850"
0
0


First Data Corp.
Com
319963104
1,780
"77,812"
Sole
N/A
"77,812"
0
0

FirstFed Financial Corp
COM
337907109
425
"7,500"
Sole
N/A
"7,500"
0
0

Franklin Resources Inc.
COM
354613101
2,541
"24,025"
Sole
N/A
"24,025"
0
0

General Electric Co.
COM
369604103
444
"12,566"
Sole
N/A
"12,566"
0
0

General Motors Corp
COM
370442105
387
"11,632"
Sole
N/A
"11,632"
0
0


H&R Block Inc.
Com
09367105
457
"21,000"
Sole
N/A
"21,000"
0
0

Harley Davidson Inc
Com
412822108
210
"3,350"
Sole
N/A
"3,350"
0
0

Health Mgmt Assoc Inc. New
CL A
421933102
2,043
"97,750"
Sole
N/A
"97,750"
0
0

Helen of Trol Corp LTD
COM
G4388N106
191
"10,900"
sole
N/A
"10,900"
0
0

Hewlett Packard Co.
COM
428236103
716
"19,525"
Sole
N/A
"19,525"
0
0

Home Depot Inc
COM
437076102
658
"18,135"
Sole
N/A
"18,135"
0
0

Ingersoll Rand Company LTD
CL A
G4776g101
452
"11,900"
Sole
N/A
"11,900"
0
0


Intel Corp
COM
458140100
283
"13,780"
Sole
N/A
"13,780"
0
0

Interpublic Group Cos Inc.
COM
460690100
246
"24,862"
Sole
N/A
"24,862"
0
0

Interpublic Group Cos Inc.
PFD CONV SER A
460690308
774
"20,025"
Sole
N/A
"20,025"
0
0

Invacare Corp
COM
461203101
215
"9,150"
Sole
N/A
"9,150"
0
0

J P Morgan Chase & Co.
COM
46625H100
574
"12,221"
Sole
N/A
"12,221"
0
0

Kraft Foods Inc
Cl A
50075N104
408
"11,450"
Sole
N/A
"11,450"
0
0

Lehman Bros Hldgs Inc
Com
524908100
254
"3,440"
Sole
N/A
"3,440"
0
0

Lifepoint Hospitals Inc
COM
53219L109
286
"8,100"
Sole
N/A
"8,100"
0
0

Lincoln EDL SVCS Corp
COM
533535100
351
"21,472"
Sole
N/A
"21,472"
0
0

Marsh & Mclennan Cos Inc
Com
571748102
2,701
"95,950"
Sole
N/A
"95,950"
0
0

Maximus, Inc.
COM
577933104
689
"26,400"
Sole
N/A
"26,400"
0
0

Merck & Co. Inc
COM
589331107
1,562
"37,268"
Sole
N/A
"37,268"
0
0

Microsoft Corp
COM
594918104
2,783
"101,758"
Sole
N/A
"101,758"
0
0

Morgan Stanley Dean Witter Co.
COM New
617446448
790
"10,835"
Sole
N/A
"10,835"
0
0

Motorola Inc.
COM
620076109
812
"32,947"
Sole
N/A
"32,947"
0
0

Nike Inc
Cl B
654106103
645
"7,358"
Sole
N/A
"7,358"
0
0

Oracle Corp
COM
68389X105
235
"13,222"
Sole
N/A
"13,222"
0
0

PNC Financial Services Grp Inc.
COM
693475105
404
"5,575"
Sole
N/A
"5,575"
0
0

Pfizer Inc.
COM
717081103
723
"25,510"
Sole
N/A
"25,510"
0
0

Plum Creek Timber Co
COM
729251108
3,380
"99,293"
Sole
N/A
"99,293"
0
0

SK Telecom Company
Sponsored ADR
78440P108
1,248
"52,825"
Sole
N/A
"52,825"
0
0

St Paul Travelers Inc.
Com
792860108
4,577
"97,620"
Sole
N/A
"97,620"
0
0

Stancorp Financial Group
COM
852891100
410
"9,178"
Sole
N/A
"9,178"
0
0

TCF Financial Corp
COM
872275102
247
"9,376"
Sole
N/A
"9,376"
0
0

Telefonos De Mexico SA
Spon ADR ORD L
879403780
742
"29,000"
Sole
N/A
"29,000"
0
0


Tenet Healthcare Corp.
Com
88033G100
84
"10,376"
Sole
N/A
"10,376"
0
0


Time Warner Inc.
COM
887317105
376
"20,619"
Sole
N/A
"20,619"
0
0

Tyco International Ltd New
Com
902124106
275
"9,820"
Sole
N/A
"9,820"
0
0

United Parcel Service Inc
CL B
911312106
430
"5,975"
Sole
N/A
"5,975"
0
0

Unitedhealth Group Inc
Com
91324P102
649
"13,200"
Sole
N/A
"13,200"
0
0

Universal Tech Inst Inc
COM
913915104
428
"23,900"
Sole
N/A
"23,900"
0
0

UNUMPROVIDENT CORP
COM
91529y106
2,689
"138,682"
SOLE
N/A
"138,682"
0
0

Value Line Inc
COM
920437100
375
"8,044"
Sole
N/A
"8,044"
0
0

Waddell and Reed Finl Inc
CL A
930059100
714
"28,858"
Sole
N/A
"28,858"
0
0

Wal-Mart Stores Inc
COM
931142103
1,391
"28,195"
Sole
N/A
"28,195"
0
0

Walt Disney Holding Co
COM DISNEY
254687106
214
"6,922"
Sole
N/A
"6,922"
0
0

Washington Federal Inc.
COM
938824109
1,738
"77,451"
Sole
N/A
"77,451"
0
0

Washington Mutual Inc.
COM
939322103
886
"20,380"
Sole
N/A
"20,380"
0
0

WellPoint Inc.
Com
94973V107
1,113
"14,450"
Sole
N/A
"14,450"
0
0

Wells Fargo and Co New
Com
9499746101
255
"7,034"
Sole
N/A
"7,034"
0
0

Willbros Group Inc
COM
969199108
606
"38,825"
Sole
N/A
"38,825"
0
0

Wyeth
Com
983024100
422
"8,300"
Sole
N/A
"8,300"
0
0

Yum! Brands, Inc
COM
988498101
229
"4,400"
Sole
N/A
"4,400"
0
0

Nokia Corp
Sponsored ADR
654902204
372
"18,875"
Sole
N/A
"18,875"
0
0